Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Incentive Distribution Rights
The general partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	99.24%	0.76%
Up to $0.4025	99.24%	0.76%
Above $0.4025 up to $0.4375	86.24%	13.76%
Above $0.4375 up to $0.525	76.24%	23.76%
Above $0.525	51.24%	48.76%

Schedule of Net Income Per Common Unit
Net (Loss) Income Per Common Unit

	Year Ended
	December 31, 2017 $	December 31, 2016 $	December 31, 2015 $
Limited partners' interest in net (loss) income	(339,501)	(12,952)	31,205
Preferred units - periodic accretion	(2,380)	(1,644)	—
Net gain on repurchase of Series C-1 and Series D Preferred units	19,637	—	—
Gain on modification of warrants	1,495	—	—
Additional consideration for induced conversion of Series C Preferred Units	—	(36,961)	—
Deemed contribution on exchange of Series C Preferred Units	—	20,231	—
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(320,749)	(31,326)	31,205
Series C-1 Preferred Units - cash distributions	12,650	—	—
Gain on repurchase of Series C-1 Preferred units	(26,994)	—	—
Limited partners' interest in diluted net (loss) income	(335,093)	(31,326)	31,205
Weighted average number of common units	220,755,937	124,747,207	98,507,732
Dilutive effect of Series C-1 Preferred Units and unit based compensation	9,184,183	—	94,680
Common units and common unit equivalents	229,940,120	124,747,207	98,602,412

Limited partner's interest in net (loss) income per common unit
- basic	(1.45)	(0.25)	0.32
- diluted	(1.46)	(0.25)	0.32

Summary of Issuances of Common Units
The following table summarizes the issuances of common units over the three years ending December 31, 2017:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (i)	Net Proceeds	Use of Proceeds
				(in millions of U.S. Dollars)
During 2015	COP	211,077	(ii)	3.6	3.5	General corporate purposes
July 2015	Private	14,402,304	$20.83	306.1	306.1	Partially finance the acquisition of the Dropdown Predecessor.
During 2016	COP	5,525,310	(iii)	31.8	31.0	General corporate purposes
June 2016	Private	21,978,022	$4.55	102.0	99.5	For general corporate purposes, which included funding existing newbuilding installments and capital conversion projects.
During 2016	PIK	4,558,624	(iv)	0.5	0.5	(iv)
June 2016	Series C Conversion	8,323,809	(v)	0.9	0.7	(v)
During 2017	PIK	6,391,087	(iv)	29.8	29.8	(iv)
September 2017	Private	256,000,000	(vi)	640.0	628.1	To strengthen the Partnership's capital structure and to fund the Partnership's existing growth projects.

(i)	Including the General Partner’s proportionate capital contribution, where applicable.

(ii)
In May 2013, the Partnership implemented a continuous offering program (or COP), under which the Partnership could issue new common units, representing limited partner interests, at market prices from time to time up to a maximum aggregate amount of $100 million.

(iii)	In June 2016, the Partnership implemented a replacement $100 million COP.

(iv)
Common units issued as a payment-in-kind for the distributions on the Partnership's Series C-1 and D Preferred Units and on the Partnership's common units and general partner interest held by subsidiaries of Teekay Corporation and payment-in-kind for interest on the 2016 Teekay Corporation Promissory Note (see note 11f).

(v)
In June 2016, the Partnership and the holders of the Series C Preferred Units exchanged approximately 1.9 million of the Series C Preferred Units for approximately 8.3 million common units of the Partnership. The number of common units issued consisted of the approximately 1.9 million common units that would have been issuable under the original conversion terms of the Series C Preferred Units plus an additional approximately 6.4 million common units to induce the exchange (the Inducement Premium).

(vi)
In September 2017, as part of the Brookfield Transaction, the Partnership issued to Brookfield 244.0 million common units and the Brookfield Transaction Warrants to purchase 62.4 million common units, for gross proceeds of $610.0 million. In addition, the Partnership issued to Teekay Corporation 12.0 million common units and the Brookfield Transaction Warrants to purchase 3.1 million common units, for gross proceeds of $30.0 million. The net proceeds are exclusive of expenses allocated to the Brookfield Transaction Warrants of $1.4 million.